Schedule of Investments (unaudited) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 03/01/45	$1,165	$1,354,452

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	1,070	1,087,944

Arizona(a) — 1.3%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	779,136
Series A, 5.00%, 07/01/39	610	648,656
Series A, 5.00%, 07/01/49	690	725,721
Series A, 5.00%, 07/01/54	530	555,403
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47	1,065	1,088,228
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	623,923
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39	255	298,584
5.00%, 07/01/54	590	670,376

		5,390,027

California — 12.4%
California Community Housing Agency, RB, Series A-2, 4.00%, 08/01/47(a)	1,715	1,861,204
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(a)	265	301,779
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,216,340
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(b)	10,100	12,901,942
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,586,767
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,620	1,681,528
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	3,563,906
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,060	2,131,873
Series A-2, 5.00%, 06/01/47	565	584,713
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	1,580	1,779,285
Riverside County Redevelopment Successor Agency, Refunding, TA, Series A, (BAM), 4.00%, 10/01/39	3,700	4,257,553
San Diego Unified School District, GO, CAB(d)
Series K-2, 0.00%, 07/01/38	1,745	1,019,080
Series K-2, 0.00%, 07/01/39	2,115	1,179,853
Series K-2, 0.00%, 07/01/40	2,715	1,447,285
Series C, Election 2008, 0.00%, 07/01/38	2,000	1,432,500
Series G, Election 2008, 0.00%, 01/01/24(b)	3,425	1,767,117
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,204,000
State of California, GO, 5.00%, 04/01/42	3,000	3,114,510

Security	Par (000)	Value

California (continued)
State of California, Refunding GO, 5.00%, 10/01/41	$1,100	$1,116,984
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(d)	10,000	7,248,600

		52,396,819

Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,415,560
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(a)	1,055	1,149,760

		2,565,320

Connecticut — 0.7%
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	2,280	2,846,785

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	856,856
Series A, 5.00%, 07/01/48	2,110	2,317,371

		3,174,227

District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,776,355

Florida — 4.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,982,452
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	615	648,659
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/38	2,770	3,112,954
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(a)	340	376,251
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	4,459,824
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	826,678
Orange County Health Facilities Authority, Refunding RB 5.00%, 08/01/41	630	699,754
5.00%, 08/01/47	1,845	2,044,518
Preserve at South Branch Community Development District, SAB 4.00%, 11/01/39	300	316,050
4.00%, 11/01/50	500	517,805
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,340	1,473,866
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,034,060
Westside Community Development District, Refunding SAB(a) 4.10%, 05/01/37	260	277,774
4.13%, 05/01/38	260	277,352

		19,047,997

Georgia — 0.9%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	545	630,663
Georgia Housing & Finance Authority, RB, S/F Housing Series A, 3.95%, 12/01/43	275	285,909

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, RB, S/F Housing (continued) Series A, 4.00%, 12/01/48	$410	$428,762
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	850,933
Series A, 5.00%, 05/15/43	775	936,913
Private Colleges & Universities Authority, RB 5.00%, 04/01/33	155	173,898
5.00%, 04/01/44	595	662,913

		3,969,991

Illinois — 16.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	1,265	1,580,453
Series A, 5.00%, 12/01/38	515	640,171
Series A, 5.00%, 12/01/39	450	559,166
Series A, 5.00%, 12/01/40	940	1,161,323
Series A, 5.00%, 12/01/41	605	745,021
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	4,049,661
Chicago O’Hare International Airport, Refunding ARB, Series D, Senior Lien, 5.25%, 01/01/34	9,800	10,548,034
Chicago Transit Authority Sales Tax Receipts Fund, RB 5.25%, 12/01/21(b)	650	666,452
5.25%, 12/01/49	3,500	4,013,030
Cook County Community College District No. 508, GO 5.13%, 12/01/38	7,700	8,329,244
5.50%, 12/01/38	1,000	1,090,940
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	210	219,177
County of Will Illinois, GO, 5.00%, 11/15/25(b)	1,400	1,677,340
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	618,941
Series A, 5.00%, 02/15/50	310	339,019
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,815	3,261,149
Series B, 4.00%, 08/15/41	900	1,020,042
Series C, 4.13%, 08/15/37	3,130	3,392,889
Series C, 5.00%, 08/15/44	390	436,769
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	8,122,912
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	797,320
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	515	585,478
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	710	710,000
State of Illinois, GO 5.25%, 07/01/29	8,345	9,043,059
5.50%, 07/01/33	880	956,023
5.50%, 07/01/38	1,475	1,595,448
5.50%, 05/01/39	1,840	2,363,848

		68,522,909

Indiana — 0.3%
Indiana Finance Authority, RB, Series A, 1st Lien, 5.25%, 10/01/38	1,100	1,118,161

Security	Par (000)	Value

Iowa — 0.8%
Iowa Finance Authority, RB, 5.50%, 07/01/33	$3,000	$3,310,680

Maryland — 1.5%
County of Montgomery Maryland, RB, 4.00%, 12/01/44	1,810	1,990,801
Maryland Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/48	4,000	4,465,840

		6,456,641

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB 5.00%, 01/01/48	2,595	3,046,426
5.00%, 10/01/48	1,970	2,087,235
Series A, 5.00%, 01/01/47	2,370	2,738,464
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/37	190	216,868
5.00%, 09/01/43	1,750	2,082,780
Series A, 4.00%, 06/01/49	185	208,659
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	535,095
Massachusetts School Building Authority, RB,
Series A, 5.00%, 05/15/23(b)	1,395	1,526,032

		12,441,559

Michigan — 6.6%
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,640	4,243,148
Michigan Finance Authority, Refunding RB 5.00%, 12/01/21(b)	9,050	9,267,743
5.00%, 11/15/41	2,235	2,672,166
Michigan State Building Authority, Refunding RB(b)
Series I-A, 5.38%, 10/15/21	2,800	2,853,956
Series II-A, 5.38%, 10/15/21	1,500	1,528,905
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	500	633,805
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	3,965	4,446,827
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,560	1,739,665
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	430	479,880

		27,866,095

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,599,448

Nebraska — 1.6%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,345	6,731,918

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No 611, SAB 4.00%, 06/01/40	450	482,454
4.13%, 06/01/50	1,150	1,213,526
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	360	422,726
5.00%, 07/01/45	450	521,334
5.00%, 07/01/51	480	550,570

		3,190,610

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(a)(e)	$550	$572,919

New Jersey — 9.7%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	375	443,640
Series WW, 5.25%, 06/15/25(b)	20	23,891
Series WW, 5.25%, 06/15/33	170	198,800
Series WW, 5.00%, 06/15/34	225	260,609
Series WW, 5.00%, 06/15/36	1,395	1,612,271
Series WW, 5.25%, 06/15/40	380	435,697
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	1,032,328
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37.	1,605	1,899,020
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(b)	3,000	3,005,970
Series AA, 5.25%, 06/15/33	1,660	1,815,691
Series AA, 5.00%, 06/15/36	5,070	5,508,301
Series AA, 5.00%, 06/15/38	945	1,057,068
Series AA, 5.50%, 06/15/39	3,785	4,142,493
Series B, 5.25%, 06/15/36	5,000	5,009,000
Series D, 5.00%, 06/15/32	900	1,030,086
Series S, 5.25%, 06/15/43	2,150	2,683,716
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	5,845	3,731,156
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	340	416,646
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	837,454
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	2,155,527
Series A, 5.25%, 06/01/46	1,725	2,080,798
Sub-Series B, 5.00%, 06/01/46	1,130	1,326,145

		40,706,307

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	243,670
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	405	467,062

		710,732

New York — 3.0%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,417,490
Series C-1, 5.00%, 11/15/56	1,690	1,970,472
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32.	1,650	1,760,171
New York City Water & Sewer System, Refunding RB, Series BB, 4.00%, 06/15/47.	2,855	3,005,116
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,240	1,370,448
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	3,029,573

		12,553,270

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB Series A-2, Class 1, 3.00%, 06/01/48	3,495	3,649,339

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued) Series B-2, Class 2, 5.00%, 06/01/55	$5,430	$6,285,062
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(b)	610	627,629
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,812,772
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	780	845,848
Series A-1, Junior Lien, 5.25%, 02/15/33	1,095	1,186,882
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	2,500	2,568,400

		17,975,932

Oregon — 0.4%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,115	627,968
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, (GTD), 5.00%, 06/15/36	945	1,160,677

		1,788,645

Pennsylvania — 5.0%
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	105	117,600
4.00%, 07/01/51	100	110,954
Commonwealth Financing Authority, RB 5.00%, 06/01/33	790	973,161
5.00%, 06/01/34	1,750	2,151,397
(AGM), 4.00%, 06/01/39	3,230	3,689,274
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49.	1,145	1,275,885
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,797,190
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	800,619
Series A-1, 5.00%, 12/01/41	2,730	3,247,117
Series B, 5.00%, 12/01/40	1,060	1,248,468
Series C, 5.50%, 12/01/23(b)	630	712,442
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/35	860	1,051,290
Series A-1, 5.00%, 12/01/40	850	993,607

		21,169,004

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	5,730,654
Series A-1, Restructured, 5.00%, 07/01/58	6,950	7,906,529
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,872,414
Series A-2, Restructured, 4.78%, 07/01/58	349	392,129
Series B-1, Restructured, 4.75%, 07/01/53	536	599,623
Series B-2, Restructured, 4.78%, 07/01/58	520	583,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,308	2,045,811

		19,131,130

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,345,532

3

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 5.0%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	$1,095	$1,119,648
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, (AGM), 6.50%, 08/01/21(b)	260	262,717
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,892,153
Series E, 5.50%, 12/01/53	1,610	1,791,930
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/38	2,360	2,610,608
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	3,362,136
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,886,890

		20,926,082

South Dakota — 0.5%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/48	1,760	1,931,318

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	41,472

Texas — 13.4%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	615	663,893
Coppell Independent School District, Refunding GO, (PSF-GTD), 0.00%, 08/15/30(d)	10,030	8,757,594
County of Harris Texas, Refunding GO(d)
(NPFGC), 0.00%, 08/15/25	7,485	7,262,546
(NPFGC), 0.00%, 08/15/28	10,915	10,023,463
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,215,132
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(c)	2,365	2,738,977
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	5,965	2,552,543
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,317,778
Harris County-Houston Sports Authority, Refunding RB, CAB(d)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,595,151
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,579,623
Leander Independent School District, Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/24(b)(d)	3,775	1,886,971
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(d)	2,340	1,349,314
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	580	607,179
North Texas Tollway Authority, RB, Series A, 6.00%, 09/01/21(b)	1,000	1,014,480
North Texas Tollway Authority, RB, CAB(b)
Series B, 0.00%, 09/01/31(d)	1,975	1,064,229
Series C, 6.75%, 09/01/31(c)	2,500	3,716,375
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	411,604

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	$3,155	$3,272,871
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	356,324

		56,386,047

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,100	2,569,560
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	235	248,806
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(a)	450	502,394

		3,320,760

Virginia — 0.8%
Virginia Beach Development Authority, Refunding RB 5.00%, 09/01/44	1,375	1,537,539
4.00%, 09/01/48	885	938,950
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	895	975,523

		3,452,012

Washington — 0.9%
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	2,000	2,105,360
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(a)	1,400	1,616,566

		3,721,926

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	3,383,030

Wisconsin — 2.8%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	120	134,296
Series A, 5.00%, 10/15/40	1,260	1,411,313
Series A, 5.00%, 07/15/49	455	499,231
Series A, 5.00%, 07/15/54	215	234,305
Series A, 5.00%, 07/01/55	395	427,749
Series A-1, 4.50%, 01/01/35	685	781,708
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(a)	375	391,526
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 04/01/44	1,895	2,375,345
Sereis C, 4.00%, 02/15/42	5,000	5,520,350

		11,775,823

Total Municipal Bonds — 109.0% (Cost: $403,424,250)		458,739,879

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.0%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(g)	3,432	4,280,408

S C H E D U L E OF I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44(g)	$4,605	$5,700,069

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,561	1,859,301

Florida — 1.5%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	4,083,870
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(b)	1,950	2,052,492

		6,136,362

Illinois — 4.4%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,400	2,428,008
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	7,714	8,256,727
Series A, 5.00%, 01/01/40	3,045	3,523,975
Series B, 5.00%, 01/01/40	1,170	1,384,808
Series C, 5.00%, 01/01/38	2,658	3,056,287

		18,649,805

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(b)	5,363	6,726,473

Maryland — 0.9%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,827,842

Massachusetts — 4.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,857,438
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	5,500	5,727,865
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	7,070	8,284,414
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(g)	3,300	4,021,677

		19,891,394

Michigan — 3.8%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	2,221	2,588,387
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	1,128,000
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	10,905	12,119,592

		15,835,979

Nevada — 1.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,900	4,621,734

New Jersey — 0.7%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	920	1,110,136
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	2,001	2,006,859

		3,116,995

Security	Par (000)	Value

New York — 10.9%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	$3,850	$4,394,621
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/30.	12,500	13,341,625
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(b)	2,933	3,204,487
Series CC, 5.00%, 06/15/47	3,307	3,614,011
Series DD, 5.00%, 06/15/35	1,845	2,096,676
Series FF, 5.00%, 06/15/39	8,355	9,753,794
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	6,164,844
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56 ..	2,561	3,112,835

		45,682,893

North Carolina — 1.3%
Durham Capital Financing Corp, Refunding RB, 4.00%, 06/01/23(b)	5,125	5,520,855

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	4,997	6,074,403
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,170,848

		7,245,251

Texas — 6.1%
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	7,001	8,218,988
Houston Community College System, GO, 4.00%, 02/15/23(b)	7,002	7,450,854
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46.	3,750	4,502,363
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(b)	719	786,334
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,920	4,679,304

		25,637,843

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.00%, 07/01/48	1,996	2,440,677
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,305	4,986,180

		7,426,857

Washington — 3.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	3,210	4,130,468
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	7,002	8,432,955

		12,563,423

5

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	$3,520	$3,714,832

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.2% (Cost: $184,780,081)		198,438,316

Total Long-Term Investments — 156.2% (Cost: $588,204,331)		657,178,195

	Shares

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	10,853,248	10,855,418

Total Short-Term Securities — 2.6% (Cost: $10,855,249)		10,855,418

Total Investments — 158.8% (Cost: $599,059,580)		668,033,613

Other Assets Less Liabilities — 1.6%		6,991,314

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.8)%		(117,044,804)

VMTP Shares at Liquidation Value — (32.6)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$420,780,123

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2024 to June 15, 2036, is $9,680,474.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$466,483	$10,388,991	(a)	$—	$(225)	$169	$10,855,418	10,853,248	$519	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Notes	121	09/21/21	$15,949	$(7,772)
U.S. Long Bond	46	09/21/21	7,183	(22,348)

				$(30,120)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$458,739,879	$—	$458,739,879
Municipal Bonds Transferred to Tender Option Bond Trusts	—	198,438,316	—	198,438,316
Short-Term Securities
Money Market Funds	10,855,418	—	—	10,855,418

	$10,855,418	$657,178,195	$—	$668,033,613

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(30,120)	$—	$—	$(30,120)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(116,998,493)	$—	$(116,998,493)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(254,198,493)	$—	$(254,198,493)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

7

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8